UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/08

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2008

1-866-97-PALIX

www.palantirfunds.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

January 31, 2008

Dear Shareholders:

The volatility in the stock and bond markets continues to soar, reflecting deep problems in the global financial system. While government intervention and bailouts have provided brief stock market boosts, there has been little real action taken to address the underlying economic problems. The ongoing difficulties in the bond and financing markets are more diagnostic of the actual health of the financial system. It turns out that risk and volatility have not been financially engineered out of existence after all.

While Federal bailouts can keep a favored few companies from going under, we feel they do little or nothing to help most households. Accelerating foreclosure data along with still rising inventories of unsold homes leads us to surmise that the situation in real estate has not yet hit bottom and more unemployment is likely. Auto loan defaults and delinquencies are rising along with home loan woes. Consumer spending makes up around 70% of GDP and we are skeptical that the actions taken by government so far will meaningfully improve the ability of the consumer to continue current rates of spending.

Since our last shareholder letter in July, the fund has attempted to take advantage of the more frequently occurring bouts of bond and stock market liquidity driven selling. By definition liquidity driven selling is price insensitive. The seller has to liquidate something immediately to raise cash. In these market conditions the seller is usually under the gun because of a margin or collateral call from a lender and is disposing of a higher quality holding because their lower quality holdings have no hope of being sold in the near term. If one already owns shares in a stock that someone else is panic selling the results can be temporarily unfortunate, but this panic selling can present an opportunity to buy at very attractive prices

We think these bursts of liquidity driven selling are often the catalysts for the Federal Reserve and Treasury to roll out their latest version of bailout. Whether it is a cut in interest rates or an additional lending plan, the beneficiaries are often over-extended lenders and other over-leveraged or economically sensitive companies. Our short exposure is concentrated on these types of companies and the resulting brief but dramatic rallies can increase our portfolio volatility in the short term.

Looking forward into 2008 we would not be surprised to see inflation steadily stronger than expectations. This may eventually lead to a sharp drop in treasury bond prices as rates are forced up. Our view questions who would be excited about lending the government money and receiving in payment less than the current rate of inflation.

We think, treasury bond prices have risen too far based on the much heralded “flight to quality”. When the current market fears abate and money flows back to the stock market, the expected money flows out of treasury bonds would likely cause interest rates to rise quickly. Ironically, higher bond rates are typically considered negative for stocks.

Portfolio Update

The Palantir Fund has increased positions in both foreign domiciled companies and domestic companies heavily engaged in international operations. We have focused primarily on Asia in many of these positions. The dividend return from the portfolio has been steadily rising and we are seeking opportunities to expand the portfolio yield further by targeting high yielding fundamentally sound stocks that are subjected to the above mentioned liquidity driven selling.

Our positive view of agriculture was seized on by the market and drove stock prices up dramatically in 2007. The move was too dramatic in our view, so we took profits in several positions (e.g. fertilizer stocks Mosaic and CF Industries). While our enthusiasm for the theme is unblemished, we await cheaper prices to re-enter. We are finding better opportunities in foreign stocks in this industry.

Short positions in retail and lending added value during the 2007, as did several of our inverse index positions.

Respectfully,

Tom Samuels and Samir Sinha

The Palantir Fund’s Management Team

Disclosures

Investing involves risk.  Investment return and principal value of an investment will fluctuate, and an investor’s shares, when redeemed, may be worth more or less than their original cost.

There are special risks associated with international investing, including currency fluctuations, economic conditions, and different governmental and accounting standards.

A purchase can be transacted directly with the mutual fund company.  No load mutual funds are sold without a sales charge; however, they have ongoing expenses, such as management fees.

Investors should consider the investment objectives, risks, fees and expenses of the Palantir Fund carefully before investing. The prospectus, which can obtained at www.palantirfunds.com or by calling 1-866-97-PALIX (1-866-977-2549), contains this and other information about the fund and should be read carefully before investing.

The Palantir Fund is distributed by Aquarius Fund Distributors, LLC Member FINRA/SIPC.  Aquarius Fund Distributors, LLC as a firm does not make a market in, or conduct any research on, or recommend the purchase or sale of any of the above issues.  The recommendations are based solely on the research of  The Palantir Fund and its advisor, Palantir Capital Management, Ltd which will offer additional information upon request.

The MorningStar Long Short Category is a composite of other mutual funds with a Long/Short investment strategy.  This category is widely used by professional investors as a peer performance benchmark for Long/Short strategies.  You cannot invest directly in this category.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies.  This index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an index.

273-AFD-3/25/2008

Palantir Fund
PORTFOLIO REVIEW
January 31, 2008 (unaudited)

The Fund's performance figures* for the period ending January 31, 2008, compared to its benchmarks:

Inception ** - January 31,2008
Palantir Fund	-1.18%
S&P 500 Total Return	-4.92%
Lipper Long/Short Index	-6.16%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

** Inception date is April 17, 2007

Top Holdings By Industry	% of Net Assets
Oil & Gas	20.37%
Exchange Traded Funds	10.19%
Transportation	7.29%
Shipping	7.13%
Consumer Discretionary	6.00%
Agriculture	4.71%
Pharmaceuticals	4.69%
Mining	4.58%
Water	4.20%
Industrials	4.14%
Other, Cash & Cash Equivalents	26.70%
100.00%

Palantir Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008
	Shares			Value
			COMMON STOCKS - 70.45%
			AGRICULTURE - 4.71%
	18,000		Archer-Daniels-Midland Co.	$ 792,900
	420,000		China Green Holdings Ltd.	433,216
				1,226,116
			COAL - 1.66%
	8,000	*	Peabody Energy Corp.	432,160

			CONSUMER DISCRETIONARY - 6.00%
	20,000		CROCS, Inc. **	695,800
	500		Nintendo Co. Ltd.	252,889
	12,000	*	Wal Mart Stores, Inc.	610,560
				1,559,249
			FINANCIALS - 2.62%
	150	*	Berkshire Hathaway, Inc. B **	682,500

			INDUSTRIALS - 4.14%
	20,000		Metabolix, Inc. **	364,600
	25,000		Titan International, Inc.	712,250
				1,076,850
			MINING - 4.58%
	10,000		Compania de Minas Buenaventura ADR	670,300
	93,100		International Royalty Corp.	520,429
				1,190,729
			OIL & GAS - 20.37%
	90,000		Advantage Energy Income Fund	864,900
	30,000	*	ATP Oil & Gas **	1,129,200
	5,000	*	ConocoPhillips	401,600
	32,000	*	Enerplus Resources Fund	1,237,120
	46,000	*	Penn West Energy Trust	1,237,400
	25,000		Precision Drilling Trust	430,250
				5,300,470

	See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Continued)
	Shares			Value

			PHARMACEUTICALS - 4.69%
	10,000	*	Johnson & Johnson	$ 632,600
	100,000		Nastech Pharmaceutical Co., Inc. **	236,000
	15,000		Pfizer, Inc.	350,850
				1,219,450
			SHIPPING - 7.13%
	47,000		Golar LNG Ltd.	970,550
	55,000		Ultrapetrol Bahamas Ltd. **	882,750
				1,853,300
			TECHNOLOGY - 1.59%
	26,000		EMC Corp. **	412,620

			TELECOMMUNICATIONS - 1.47%
	18,181		Chunghwa Telecom Co. Ltd. - ADR	381,801

			TRANSPORTATION - 7.29%
	60,000	*	AerCap Holdings NV **	1,107,600
	39,700		Genesis Lease Ltd. ADR	788,045
				1,895,645
			WATER - 4.20%
	33,000		PICO Holdings, Inc. **	1,092,630

			TOTAL COMMON STOCKS (Cost $18,718,720)	18,323,520

			EXCHANGE TRADED FUNDS - 10.19%
			EQUITY EXCHANGE TRADED FUNDS - 10.19%
	3,000		UltraShort MSCI Emerging Markets ProShares	259,530
	12,000		UltraShort QQQ ProShares	587,640
	10,000		UltraShort Real Estate ProShares	1,080,000
	9,000		UltraShort Russell 2000 ProShares	722,070
			TOTAL EXCHANGE TRADED FUNDS (Cost $2,556,336)	2,649,240

	See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Continued)
	Shares			Value
			SHORT-TERM INVESTMENTS - 15.41%
	4,007,194		Milestone Treasury Obligation Portfolio, Institutional Class,	$ 4,007,194
			to yield 2.33% *** (Cost $4,007,194)

			TOTAL INVESTMENTS - 96.05% (Cost $25,282,250) (a)	$ 24,979,954
			ASSETS LESS OTHER LIABILITIES - 3.95%	1,027,348
			NET ASSETS - 100.0%	$ 26,007,302

	Shares		SECURITIES SOLD SHORT	Value
	8,000		Abercrombie & Fitch Co.	$ 637,520
	18,000		Banco Itau Holding Financeira SA ADR	419,040
	18,000		Downey Financial Corp.	621,000
	1,500		iShares S&P Latin America 40 Index Fund	357,840
	5,000		iShares Lehman 20+ Year Treasury Bond Fund	474,650
	15,000		Luxottica Group SPA ADR	422,550
	4,500		Regional Bank HOLDRs Trust	621,090
	4,000		Toronto-Dominion Bank	270,800
	20,000		Urban Outfitters, Inc. *	580,000
	16,000		Wachovia Corp.	622,880
			TOTAL SECURITIES SOLD SHORT	$ 5,027,370
			(proceeds $5,084,640)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short)
	is $20,336,946 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 1,538,243
			Unrealized depreciation	(1,922,605)
			Net unrealized depreciation	$ (384,362)

*	A portion of these securities are held as collateral for short sales.
**	Non-Income producing security.
***	Money market fund; interest rate reflects seven-day effective yield on January 31, 2008.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2008

ASSETS
Investment in securities
At cost	$ 25,282,250
At value	24,979,954
Cash at broker	4,905,985
Receivable for securities sold	2,535,819
Dividends and interest receivable	44,252
Prepaid expenses and other assets	10,352
TOTAL ASSETS	32,476,362

LIABILITIES
Securities sold short, at value (Proceeds $5,084,640)	5,027,370
Overdraft of foreign currency, at value (cost $696,332)	696,315
Payable for investments purchased	694,064
Investment advisory fees payable	19,787
Distribution (12b-1) fees payable	5,563
Administration fees payable	3,550
Custody fees payable	2,095
Fund accounting fees payable	1,909
Transfer agent fees payable	1,121
Compliance officer fees payable	184
Accrued expenses and other liabilities	17,102
TOTAL LIABILITIES	6,469,060
NET ASSETS	$ 26,007,302

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 27,026,736
Distributions in excess of net investment income	(9,258)
Accumulated net realized loss from investments, short sales
and foreign currency transactions	(762,595)
Net unrealized depreciation of investments, short sales
and foreign currency transactions	(247,581)
NET ASSETS	$ 26,007,302

Shares of beneficial interest outstanding	2,677,257

Net asset value, offering and redemption price per share	$ 9.71

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2008 (a)

INVESTMENT INCOME
Dividends (Net of $9,106 of foreign tax withheld)	$ 388,903
Interest	241,151
TOTAL INVESTMENT INCOME	630,054

EXPENSES
Investment advisory fees	208,001
Administrative services fees	51,324
Distribution (12b-1) fees	47,273
Professional fees	33,729
Transfer agent fees	27,072
Accounting services fees	24,513
Registration fees	15,267
Compliance officer fees	12,716
Printing and postage expenses	8,746
Custodian fees	4,116
Trustees' fees and expenses	3,478
Insurance expense	1,213
Dividends on securities sold short	39,934
Other expenses	1,599
TOTAL EXPENSES	478,981

Fees waived by the Adviser	(13,317)
NET EXPENSES	465,664

NET INVESTMENT INCOME	164,390

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain/(loss) on transactions from:
Investments	(816,127)
Securities sold short	359,314
Foreign currency transactions	(14,670)
Net realized loss	(471,483)

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS (continued)
For the Period Ended January 31, 2008 (a)

Net change in unrealized appreciation/(depreciation) on:
Investments	$ (302,296)
Securities sold short	57,270
Foreign currency transactions	(2,555)
Net change in unrealized depreciation	(247,581)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(719,064)
AND FOREIGN CURRENCY TRANSACTIONS

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (554,674)

(a) The Palantir Fund commenced operations April 17, 2007.

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
January 31, 2008 (a)
FROM OPERATIONS
Net investment income	$ 164,390
Net realized loss from investment, short sales and
foreign currency transactions	(471,483)
Net change in unrealized depreciation on investments, short sales
and foreign currency transactions	(247,581)
Net decrease in net assets resulting from operations	(554,674)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(162,666)
From net realized gains	(302,094)
Net decrease in net assets from distributions to shareholders	(464,760)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,141,761
Net asset value of shares issued in
reinvestment of distributions to shareholders	464,760
Payments for shares redeemed	(1,579,785)
Net increase in net assets from shares of beneficial interest	27,026,736

TOTAL INCREASE IN NET ASSETS	26,007,302

NET ASSETS
Beginning of Period	-
End of Period*	$ 26,007,302
* Includes distributions in excess of net investment income of:	$ (9,258)

SHARE ACTIVITY
Shares Sold	2,786,334
Shares Reinvested	45,834
Shares Redeemed	(154,911)
Net increase in shares of beneficial interest outstanding	2,677,257

(a) The Palantir Fund commenced operations April 17, 2007.

See accompanying notes to financial statements.

Palantir Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the Period
	Ended
	January 31, 2008 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income	0.07	(2)
Net realized and unrealized loss on investments	(0.18)
Total from investment operations	(0.11)
Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.12)
Total distributions	(0.18)

Net asset value, end of period	$ 9.71

Total return	-1.18%	(3)

Net assets, end of period (000s)	$ 26,007

Ratio of gross expenses to average net assets
including dividends on securities sold short	2.53%	(4)

Ratio of gross expenses to average net assets
excluding dividends on securities sold short	2.32%	(4)

Ratio of net expenses to average net assets
including dividends on securities sold short	2.46%	(4)

Ratio of net expenses to average net assets
excluding dividends on securities sold short	2.25%	(4)

Ratio of net investment income to average net assets	0.87%	(4)

Portfolio Turnover Rate	169%	(3)

(1) The Palantir Fund commenced operations on April 17, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not Annualized.
(4) Annualized

See accompanying notes to financial statements.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008

1.

ORGANIZATION

The Palantir Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  The Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

3.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments, amounted to $51,999,645 and $29,810,190 respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Trust are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Palantir Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, until May 31, 2008, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end load or contigent deferred loads, taxes, leverage interest,  brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum of the Fund’s average daily net assets.  During the period ended January 31, 2008, the Advisor waived fees totaling $13,317.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.25% of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.25% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of January 31, 2008 the Advisor has $13,317 of waived expenses  portions of which may be recovered no later than January 31, 2011.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee and or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $727 for the period ended January 31, 2008.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2008, the Fund incurred expenses of $12,716 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2008, GemCom collected amounts totaling $2,679 for EDGAR and printing services performed.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of January 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

The difference between book and tax undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes of $9,469.

Capital and foreign currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $621,571 of capital losses and $1,688 of foreign currency losses.

Permanent book and tax differences, which are due to different book and tax treatments of foreign currency and short-term capital gains, resulted in reclassification for the period ended January 31, 2008 as follows: a increase in accumulated net realized gains/(losses) of $10,982, and a decrease in distributions in excess of net investment income of $10,982.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Palantir Fund

We have audited the accompanying statement of assets and liabilities of Palantir Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2008, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period April 17, 2007 (commencement of operations) through January 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where brokers have not replied to our confirmation requests.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Palantir Fund as of January 31, 2008, and the results of its operations, the changes in its net assets and its financial highlights for the period April 17, 2007 through January 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 31, 2008

Palantir Fund

EXPENSE EXAMPLES

January 31, 2008 (Unaudited)

As a shareholder of the Palantir Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Palantir Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Palantir Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expense Paid During Period 8/1/07 - 1/31/08 *
Actual	$1,000.00	$945.70	$12.06
Hypothetical (5% return before expenses)	$1,000.00	$1,012.80	$12.48

*Expenses are equal to the Fund’s annualized expense ratio including dividends on short sales of 2.46% multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Palantir Fund

SUPPLEMENTAL INFORMATION

January 31, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan (63)** Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	35

Anthony J. Hertl (57)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust; The Z-Seven Fund, Inc.; Greenwich Advisors Trust.

35
Gary W. Lanzen (53) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	35
Mark Taylor (43) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman).	35

Interested Trustees and Officers

Michael Miola*** (55) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC. Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust, Constellation Trust Co.	35

Palantir Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2008 (Unaudited)

Interested Trustees and Officers (Continued)

Name, (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Vice President, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003).

N/A

Kevin E. Wolf (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (49)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006); First Vice President of  Product Accounting and Reporting for Mutual of Omaha Companies (1998-2002).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested Trustee of the Trust, invested $143,080 in a limited liability company ("LLC").  This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund's distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent), Aquarius Fund Distributors, LLC (the Trust’s Distributor) and Fund Compliance Services, LLC (the Trust’s compliance service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-97-PALIX.

Palantir Fund

TAX INFORMATION

January 31, 2008 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, 63.89% of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-97-PALIX or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-97-PALIX.

INVESTMENT ADVISOR

Palantir Capital Management, Ltd.

3355 West Alabama, Suite 1025

Houston, TX 77098

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 -$ 12,500

(b)

Audit-Related Fees

2008 - None

(c)

Tax Fees

2008- $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/08